LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
LOANS AND BORROWINGS
Schedule of borrowings

	As of December 31,
	2022	2023

Short-term borrowings	1,652,196	674,010
Current portion of long-term borrowings	1,971,771	2,159,943
Sub-total	3,623,967	2,833,953
Long-term borrowings, excluding current portion	23,518,058	26,706,256
Total loans and borrowings	27,142,025	29,540,209

Schedule of short-term borrowings

	As of December 31,
	2022	2023

Unsecured short-term loans and borrowings	1,388,192	409,407
Secured short-term loans and borrowings	264,004	264,603
	1,652,196	674,010

Schedule of assets to secure the short-term borrowings

	As of December 31,
	2022	2023

Property and equipment, net	245,543	213,951

Schedule of long-term borrowings

	As of December 31,
	2022	2023

Unsecured long-term loans and borrowings	—	30,085
Secured long-term loans and borrowings	25,489,829	28,836,114
	25,489,829	28,866,199

Schedule of assets to secure the long-term borrowings

	As of December 31,
	2022	2023

Accounts receivable	1,256,289	1,740,552
Other current assets	97,049	97,307
Property and equipment, net	11,103,541	13,201,479
Prepaid land use rights, net	17,733	17,262
Operating lease ROU assets	3,607,506	3,681,166
Other non-current assets	23,912	24,272
	16,106,030	18,762,038

Schedule of aggregate maturities of the long-term borrowings

Long-term borrowings
Twelve months ending December 31,
2024	2,159,943
2025	2,625,548
2026	3,886,047
2027	5,275,278
2028	4,446,532
Thereafter	10,472,851
28,866,199